Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 5,799	€ 3,113	€ 1,996
Marketable equity investments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	10.00%	10.00%	10.00%
Downward shift, assets (in percent)	10.00%	10.00%	10.00%
Upward shift, assets	€ 515	€ 259	€ 156
Downward shift, assets	€ (515)	€ (259)	€ (156)